Document and Entity Information	Mar. 02, 2020
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001411494
Document Type	8-K/A
Document Period End Date	Mar. 02, 2020
Entity Registrant Name	Apollo Global Management, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35107
Entity Tax Identification Number	20-8880053
Entity Address, Address Line One	9 West 57th Street
Entity Address, Address Line Two	43rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On March 2, 2020, Apollo Global Management, Inc. (the “Company” and together with its subsidiaries, “Apollo”) filed a Current Report on Form 8-K to report the closing of the transactions contemplated by the previously disclosed Transaction Agreement (the “Transaction Agreement”) dated October 28, 2019 (the “Execution Date”) among the Company, Athene Holding Ltd., a Bermuda exempted company (“AHL”), and the entities that form the Apollo Operating Group (as defined below). Pursuant to the Transaction Agreement, among other things, AHL issued, on February 28, 2020 (the “Closing Date”), 35,534,942 Class A common shares of AHL to certain subsidiaries of the Apollo Operating Group in exchange for (i) issuance by the Apollo Operating Group of 29,154,519 non-voting equity interests of the Apollo Operating Group to AHL and (ii) $350 million in cash. “Apollo Operating Group” refers to (i) the limited partnerships and limited liability companies through which Apollo currently operates its businesses and (ii) one or more limited partnerships or limited liability companies formed for the purpose of, among other activities, holding certain of Apollo’s gains or losses on its principal investments in the funds it manages. This amendment provides the audited consolidated financial statements of AHL required by Item 2.01 and Item 9.01(a) of Form 8-K and the unaudited pro forma financial information required by Item 2.01 and Item 9.01(b) of Form 8-K. The remainder of the information contained in the Current Report on Form 8-K filed on March 2, 2020 is not amended hereby.
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock
Trading Symbol	APO
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.375% Series A Preferred Stock
Trading Symbol	APO.PR A
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.375% Series B Preferred Stock
Trading Symbol	APO.PR B
Security Exchange Name	NYSE